Brown Advisory Strategic Bond Fund
Schedule of Investments
March 31, 2020 (Unaudited)

Par Value	Security Description	Rate	Maturity	Value $
Mortgage Backed Securities - 33.5%
210,000	American Homes 4 Rent Trust, Series 2014-SFR2 E^	6.23%	10/17/2036	204,332
400,000	BAMLL Commercial Mortgage Securities Trust, Series 2018-DSNY C (1 Month LIBOR USD + 1.35%)^	2.05%	09/15/2034	348,249
1,410,000	BAMLL Commercial Mortgage Securities Trust, Series 2018-DSNY D (1 Month LIBOR USD + 1.70%)^	2.40%	09/15/2034	1,139,188
2,483,000	BAMLL Commercial Mortgage Securities Trust, Series 2019-RLJ D (1 Month LIBOR USD + 1.95%)^	2.65%	04/15/2036	1,675,185
400,000	BBCMS Mortgage Trust, Series 2018-TALL C (1 Month LIBOR USD + 1.12%)^	1.83%	03/16/2037	343,927
350,000	BX Commercial Mortgage Trust, Series 2018-IND B (1 Month LIBOR USD + 0.90%)^	1.60%	11/15/2035	330,416
1,400,000	BX Commercial Mortgage Trust, Series 2018-IND D (1 Month LIBOR USD + 1.30%)^	2.00%	11/15/2035	1,312,899
1,000,000	BX Commercial Mortgage Trust, Series 2020-BXLP E (1 Month LIBOR USD + 1.60%)^	2.30%	12/15/2036	904,852
2,283,858	CGDBB Commercial Mortgage Trust, Series 2017-BIOC D (1 Month LIBOR USD + 1.60%)^	2.30%	07/15/2032	2,092,447
2,283,858	CGDBB Commercial Mortgage Trust, Series 2017-BIOC E (1 Month LIBOR USD + 2.15%)^	2.85%	07/15/2032	1,970,390
1,000,000	CORE Mortgage Trust, Series 2019-CORE D (1 Month LIBOR USD + 1.65%)^	2.35%	12/15/2031	825,245
1,500,000	CSMC, Series 2019-ICE4 D (1 Month LIBOR USD + 1.60%)^	2.30%	05/15/2036	1,372,254
2,000,000	CSMC, Series 2019-ICE4 E (1 Month LIBOR USD + 2.15%)^	2.85%	05/15/2036	1,729,543
2,000,000	DBGS Mortgage Trust, Series 2018-C1 7EA^	4.64%	10/17/2051	1,750,530
12,998,803	FNMA REMIC, Series 2019-M23 X3#~	0.38%	10/27/2031	391,013
804,123	FHLMC REMIC, Series 4107 L~	3.00%	08/15/2027	121,915
1,228,569	FHLMC REMIC, Series 4143 IA~	3.50%	09/15/2042	132,979
335,000	FHLMC SCRTT, Series 2016-1 M1#^	3.00%	09/25/2055	315,310
589,158	FHLMC STACR, Series 2014-DN1 M2 (1 Month LIBOR USD + 2.20%)	3.15%	02/26/2024	586,941
1,500,000	FHLMC STACR, Series 2014-DN2 M3 (1 Month LIBOR USD + 3.60%)	4.55%	04/25/2024	1,382,743
562,500	FHLMC STACR, Series 2015-HQA2 M3 (1 Month LIBOR USD + 4.80%)	5.75%	05/25/2028	536,331
747,713	FHLMC STACR, Series 2016-HQA1 M3 (1 Month LIBOR USD + 6.35%)	7.30%	09/25/2028	746,362
1,500,000	FHLMC STACR, Series 2016-DNA4 M3 (1 Month LIBOR USD + 3.80%)	4.75%	03/25/2029	1,410,975
377,157	FHLMC STACR, Series 2016-HQA3 M2 (1 Month LIBOR USD + 1.35%)	2.30%	03/26/2029	362,476
1,125,000	FHLMC STACR, Series 2016-HQA4 M3 (1 Month LIBOR USD + 3.90%)	4.85%	04/25/2029	1,023,122
1,500,000	FHLMC STACR, Series 2017-DNA1 M2 (1 Month LIBOR USD + 3.25%)	4.20%	07/25/2029	1,339,923
1,000,000	FHLMC STACR, Series 2017-HQA2 M2 (1 Month LIBOR USD + 2.65%)	3.60%	12/26/2029	878,120
1,000,000	FHLMC STACR, Series 2017-DNA3 M2 (1 Month LIBOR USD + 2.50%)	3.45%	03/25/2030	874,492
2,278,250	FHLMC STACR, Series 2017-HQA3 M2 (1 Month LIBOR USD + 2.35%)	3.30%	04/25/2030	1,983,311
1,402,923	FHLMC STACR, Series 2013-DN1 M2 (1 Month LIBOR USD + 7.15%)	8.10%	07/25/2023	1,346,626
4,046,678	FHMS, Series K-021 X1#~	1.42%	06/25/2022	103,591
2,461,904	FHMS, Series K-023 X1#~	1.24%	08/25/2022	60,617
2,341,049	FHMS, Series K-722 X1#~	1.31%	03/25/2023	71,089
10,291,036	FHMS, Series K-C02 X1#~	0.37%	03/25/2024	142,149
4,489,359	FHMS, Series K-038 X1#~	1.13%	03/25/2024	166,825
8,000,000	FHMS, Series K-C06 X1#~	0.90%	06/25/2025	323,161
10,391,308	FHMS, Series K-734 X1#~	0.65%	02/25/2026	337,992
6,995,501	FHMS, Series K-735 X1#~	0.97%	05/25/2026	359,226
8,498,658	FHMS, Series K-736 X1#~	1.31%	07/25/2026	563,954
671,203	FHMS, Series K-058 X1#~	0.93%	08/25/2026	34,076
3,000,000	FHMS, Series K-C04 X1#~	1.25%	12/25/2026	185,577
1,378,743	FHMS, Series K-W03 X1#~	0.84%	06/25/2027	62,791
7,496,177	FHMS, Series K-C05 X1#~	1.20%	07/25/2027	470,408
9,938,221	FHMS, Series K-070 X1#~	0.33%	11/25/2027	226,860
693,070	FHMS, Series Q-006 APT1#	2.66%	04/25/2028	703,966
4,988,493	FHMS, Series K-087 X1#~	0.36%	12/25/2028	145,871
4,499,218	FHMS, Series K-103 X1#~	0.76%	11/25/2029	232,588
186,170	FNMA, Pool# AB9392	2.50%	05/01/2023	193,395
35,238	FNMA, Pool# 910181 (12 Month LIBOR USD + 1.68%)	3.67%	03/01/2037	35,644
1,616,673	FNMA Connecticut Avenue Securities, Series 2014-C02 2M2 (1 Month LIBOR USD + 2.60%)	3.55%	05/28/2024	1,485,830
780,262	FNMA Connecticut Avenue Securities, Series 2014-C03 2M2 (1 Month LIBOR USD + 2.90%)^	3.85%	07/25/2024	730,742
1,000,000	FNMA Connecticut Avenue Securities, Series 2017-C04 2M2 (1 Month LIBOR USD + 2.85%)	3.80%	11/26/2029	885,024
1,000,000	FNMA Connecticut Avenue Securities, Series 2018-C01 1M2 (1 Month LIBOR USD + 2.25%)	3.20%	07/25/2030	876,286
512,562	FNMA REMIC Trust, Series 2012-65 HJ	5.00%	07/25/2040	597,830
1,650,000	Fontainebleau Miami Beach Trust, Series 2019-FBLU D#^	4.09%	12/10/2036	1,413,839
780,000	FREMF Mortgage Trust, Series 2017-K729 B#^	3.67%	11/25/2049	776,107
90,000	FREMF Mortgage Trust, Series 2011-K10 B#^	4.62%	11/25/2049	90,261
145,163	GNMA, Pool# 004527M	5.00%	09/20/2024	156,367
506,716	GNMA REMIC Trust, Series 2014-45 B1#~	0.74%	07/16/2054	18,366
382,562	GNMA REMIC Trust, Series 2014-135 I0#~	0.75%	01/16/2056	15,514
365,990	GNMA REMIC Trust, Series 2015-172 I0#~	0.83%	03/16/2057	17,119
556,129	GNMA REMIC Trust, Series 2016-40 I0#~	0.71%	07/16/2057	25,335
451,926	GNMA REMIC Trust, Series 2016-56 I0#~	0.90%	11/16/2057	27,179
577,932	GNMA REMIC Trust, Series 2016-98 I0#~	0.93%	05/16/2058	36,558
648,967	HPLY Trust, Series 2019-HIT D (1 Month LIBOR USD + 2.00%)^	2.70%	11/17/2036	511,083
460,912	IMT Trust 2017-APTS, Series 2017-APTS DFL (1 Month LIBOR USD + 1.55%)^	2.25%	06/15/2034	396,176
1,500,000	JPMCC, Series 2020-NNN DFX^	3.62%	01/16/2037	1,435,521
1,050,000	JPMCC, Series 2019-MFP C (1 Month LIBOR USD + 1.36%)^	2.06%	07/15/2036	897,927
1,000,000	JPMCC, Series 2019-MFP E (1 Month LIBOR USD + 2.16%)^	2.86%	07/15/2036	856,986
1,000,000	KKR Industrial Portfolio Trust, Series 2020-AIP D (1 Month LIBOR USD + 2.03%)^	3.03%	03/16/2037	877,364
1,000,000	KNDL Mortgage Trust, Series 2019-KNSQ D (1 Month LIBOR USD + 1.35%)^	2.05%	05/15/2036	835,632
385,000	MAD Mortgage Trust, Series 2017-330M B#^	3.25%	08/17/2034	367,348
750,000	MRCD Mortgage Trust, Series 2019-PARK C^	2.72%	12/15/2036	741,254
275,000	MSC, Series 2017-CLS C (1 Month LIBOR USD + 1.00%)^	1.70%	11/15/2034	261,936
925,000	MSC, Series 2017-CLS D (1 Month LIBOR USD + 1.40%)^	2.10%	11/15/2034	867,502
790,000	MSC, Series 2017-CLS E (1 Month LIBOR USD + 1.95%)^	2.65%	11/15/2034	717,159
2,214,000	Velocity Commercial Capital Loan Trust, Series 2016-2 M1#	3.66%	10/25/2046	2,207,268
500,000	Velocity Commercial Capital Loan Trust, Series 2017-1 M1#^	3.55%	05/25/2047	495,331
351,299	Velocity Commercial Capital Loan Trust, Series 2018-2 A#^	4.05%	10/25/2048	355,430
Total Mortgage Backed Securities (Cost $58,717,723)				52,828,150

Corporate Bonds & Notes - 33.0%
800,000	Allison Transmission, Inc.^	5.00%	10/01/2024	781,976
346,000	Allison Transmission, Inc.^	5.88%	06/01/2029	327,651
488,000	AMEREN Corp.	3.50%	01/15/2031	486,843
1,000,000	American Tower Corp.	2.90%	01/15/2030	969,860
2,000,000	Bank of America Corp. (Fixed until 06/20/2024, then 3 Month LIBOR USD + 3.29%)	5.13%	12/20/2024	1,901,390
1,000,000	Baxter International, Inc.^	3.95%	04/01/2030	1,074,376
1,000,000	Berkshire Hathaway Energy Co.^	3.70%	07/15/2030	1,073,222
943,000	CCO Holdings LLC/Capital Corp.^	4.50%	08/15/2030	929,444
1,000,000	Comcast Corp.	3.40%	04/01/2030	1,085,257
260,000	Consolidated Edison Co. of New York, Inc.	3.35%	04/01/2030	268,111
500,000	Core & Main Holdings L.P. (PIK 9.38%)^	8.63%	09/15/2024	461,872
368,000	Crown Castle International Corp.	3.30%	07/01/2030	364,979
1,333,000	Ecolab, Inc.	4.80%	03/24/2030	1,503,252
3,264,000	Energy Transfer Operating L.P. (Fixed until 02/15/2023, then 3 Month LIBOR USD + 4.03%)	6.25%	05/15/2023	1,637,696
2,975,000	Enterprise Products Operating LLC (Fixed until 08/16/2022, then 3 Month LIBOR USD + 2.99%)	4.88%	08/16/2077	2,048,421
1,000,000	Exelon Corp.	4.05%	04/15/2030	1,012,030
1,800,000	frontdoor, Inc.^	6.75%	08/15/2026	1,738,876
1,000,000	General Dynamics Corp.	3.63%	04/01/2030	1,113,106
2,000,000	HCA, Inc.	3.50%	09/01/2030	1,821,397
1,050,000	H-Food Holdings LLC^	8.50%	06/01/2026	839,648
1,100,000	JC Penney Corp., Inc.^	5.88%	07/01/2023	415,217
2,000,000	JPMorgan Chase & Co. (Fixed until 02/01/2025, then SOFR + 3.13%)	4.60%	05/01/2169	1,752,900
1,000,000	KeHE Distributors LLC^	8.63%	10/15/2026	1,010,625
1,000,000	Kimberly-Clark Corp.	3.10%	03/26/2030	1,083,191
1,000,000	Land O' Lakes, Inc.^	7.25%	07/14/2027	890,305
1,000,000	Lear Corp.	4.25%	05/15/2029	890,736
1,000,000	Mastercard, Inc.	3.35%	03/26/2030	1,109,751
2,350,000	Mercer International, Inc.	7.38%	01/15/2025	1,976,949
1,000,000	MPLX LP (Fixed until 02/15/2023, then 3 Month LIBOR USD + 4.65%)	6.88%	08/15/2023	610,490
2,250,000	Nathan's Famous, Inc.^	6.63%	11/01/2025	2,103,750
1,000,000	NIKE, Inc.	2.85%	03/27/2030	1,057,936
453,000	Northrop Grumman Corp.	4.40%	05/01/2030	526,940
129,000	NVIDIA Corp.	2.85%	04/01/2030	134,798
1,750,000	Olin Corp.	5.63%	08/01/2029	1,620,150
1,000,000	ORACLE Corp.	2.95%	04/01/2030	1,009,009
2,500,000	Outfront Media Capital LLC^	4.63%	03/15/2030	2,238,875
1,000,000	Procter & Gamble Co.	3.00%	03/25/2030	1,112,165
2,280,000	ServiceMaster Co. LLC	7.45%	08/15/2027	2,014,477
2,000,000	Southern California Edison Co. (Fixed until 02/01/2022, then 3 Month LIBOR USD + 4.20%)	6.25%	08/01/2049	1,920,620
1,000,000	SYSCO Corp.	5.95%	04/01/2030	1,051,784
690,000	Teck Resources, Ltd.	3.75%	02/01/2023	650,898
1,000,000	Thermo Fisher Scientific, Inc.	4.50%	03/25/2030	1,126,384
1,750,000	Titan International, Inc.	6.50%	11/30/2023	802,804
1,000,000	TJX COS INC NEW	3.88%	04/15/2030	1,034,526
1,000,000	Walt Disney Co.	3.80%	03/22/2030	1,128,681
1,300,000	West Fraser Timber Co., Ltd.^	4.35%	10/15/2024	1,279,330
Total Corporate Bonds & Notes (Cost $57,209,978)				51,992,698

Asset Backed Securities - 24.9%
170,000	American Homes 4 Rent, Series 2015-SFR1 E^	5.64%	04/18/2052	159,833
225,000	AmeriCredit Automobile Receivables Trust, Series 2017-3 D	3.18%	07/18/2023	224,013
636,000	CCG Receivables Trust, Series 2019-1 B^	3.22%	09/14/2026	638,610
1,375,000	CIFC Funding, Ltd., Series 2012-2RA B (3 Month LIBOR USD + 1.55%)^	3.37%	01/20/2028	1,275,581
750,000	Dell Equipment Finance Trust, Series 2018-2 D^	3.97%	10/22/2024	761,642
1,250,000	Dell Equipment Finance Trust, Series 2019-1 D^	3.45%	03/24/2025	1,252,897
1,000,000	DT Auto Owner Trust, Series 2018-3A D^	4.19%	07/15/2024	858,634
500,000	DT Auto Owner Trust, Series 2019-2A D^	3.48%	02/18/2025	509,807
1,500,000	DT Auto Owner Trust, Series 2018-2A E^	5.54%	06/16/2025	1,474,675
1,000,000	DT Auto Owner Trust, Series 2019-2A E^	4.46%	05/15/2026	514,559
2,150,000	Exeter Automobile Receivables Trust, Series 2018-1A E^	4.64%	10/15/2024	2,004,291
1,062,000	Exeter Automobile Receivables Trust, Series 2018-2A E^	5.33%	05/15/2025	1,039,566
130,801	Federal Express Corp., Series 1998-1	6.72%	07/15/2023	136,799
1,500,000	FREED ABS Trust, Series 2019-1^	3.87%	06/18/2026	1,293,499
300,000	GreatAmerica Leasing Receivables Funding LLC, Series 2018-1 C^	3.14%	06/16/2025	299,717
1,000,000	Grippen Park CLO, Ltd., Series 2017-1A C (3 Month LIBOR USD + 2.30%)^	4.12%	01/20/2030	910,792
1,200,000	Invitation Homes Trust, Series 2017-SFR2 C (1 Month LIBOR USD + 1.45%)^	2.25%	12/19/2036	1,066,316
2,387,497	Invitation Homes Trust, Series 2017-SFR2 D (1 Month LIBOR USD + 1.80%)^	2.60%	12/19/2036	2,107,258
1,200,000	Invitation Homes Trust, Series 2018-SFR1 C (1 Month LIBOR USD + 1.25%)^	2.05%	03/19/2037	1,062,209
999,863	Invitation Homes Trust, Series 2018-SFR1 E (1 Month LIBOR USD + 2.00%)^	2.80%	03/19/2037	803,765
1,400,000	Invitation Homes Trust, Series 2017-SFR2 D (1 Month LIBOR USD + 1.45%)^	2.15%	06/18/2037	1,224,519
750,000	Madison Park Funding XVII, Ltd., Series 2015-17A B1R (3 Month LIBOR USD + 1.75%)^	3.57%	07/21/2030	695,407
700,000	Madison Park Funding XVII, Ltd., Series 2015-17A CR (3 Month LIBOR USD + 2.40%)^	4.22%	07/22/2030	613,342
1,000,000	Madison Park Funding XXV, Ltd., Series 2017-25A B (3 Month LIBOR USD + 2.35%)^	4.14%	04/25/2029	887,370
750,000	Magnetite XVI, Ltd., Series 2015-16A C2R (3 Month LIBOR USD + 1.60%)^	3.42%	01/18/2028	705,643
387,071	Newtek Small Business Loan Trust, Series 2018-1 A (1 Month LIBOR USD + 1.70%)^	2.65%	02/25/2044	375,360
1,500,000	Octagon Investment Partners XXIII, Ltd., Series 2015-1A CR (3 Month LIBOR USD + 1.85%)^	3.68%	07/15/2027	1,378,157
750,000	OHA Credit Partners IX, Ltd., Series 2013-9A DR (3 Month LIBOR USD + 3.30%)^	5.12%	10/20/2025	704,176
250,000	Oportun Funding IX LLC, Series 2018-B B^	4.50%	07/08/2024	236,272
325,000	Oportun Funding VII LLC, Series 2017-B B^	4.26%	10/10/2023	312,832
1,000,000	Oportun Funding VII LLC, Series 2017-B C^	5.29%	10/10/2023	961,976
1,000,000	Oportun Funding VIII LLC, Series 2018-A B^	4.45%	03/08/2024	949,760
500,000	Oportun Funding VIII LLC, Series 2018-A C^	5.09%	03/08/2024	474,245
1,500,000	Oportun Funding X LLC, Series 2018-C A^	4.10%	10/08/2024	1,388,248
400,000	Oportun Funding X LLC, Series 2018-C B^	4.59%	10/08/2024	372,136
138,661	OSCAR U.S. Funding Trust VII LLC, Series 2017-2A A3^	2.45%	12/10/2021	138,891
500,000	Palmer Square Loan Funding, Ltd., Series 2019-3A C (3 Month LIBOR USD + 3.40%)^	5.09%	08/20/2027	431,038
500,000	Prestige Auto Receivables Trust, Series 2017-1A D^	3.61%	10/16/2023	496,619
740,000	Prestige Auto Receivables Trust, Series 2019-1A C^	2.70%	10/15/2024	714,727
400,699	Progress Residential Trust, Series 2015-SFR3 A^	3.07%	11/15/2032	399,209
1,000,000	Progress Residential Trust, Series 2017-SFR1 D^	3.57%	08/17/2034	972,346
800,000	Progress Residential Trust, Series 2017-SFR2 D^	3.60%	12/19/2034	775,820
850,000	Progress Residential Trust, Series 2018-SFR1 B^	3.48%	03/17/2035	841,279
1,250,000	Progress Residential Trust, Series 2018-SFR3 D^	4.43%	10/18/2035	1,231,176
21,106	Sierra Timeshare Receivables Funding LLC, Series 2015-3A A^	2.58%	09/20/2032	20,952
750,000	Sound Point CLO XIV, Ltd., Series 2016-3A C (3 Month LIBOR USD + 2.65%)^	4.46%	01/23/2029	659,330
154,031	Southwest Airlines Co., Series 2007-1	6.15%	02/01/2024	158,582
1,125,000	United Auto Credit Securitization Trust, Series 2019-1 D^	3.47%	08/12/2024	1,037,154
618,622	Westgate Resorts LLC, Series 2018-1A C^	4.10%	12/20/2031	615,794
1,300,000	Westlake Automobile Receivables Trust, Series 2019-2A E^	4.02%	04/15/2025	1,193,678
Total Asset Backed Securities (Cost $42,860,622)				39,360,501

Municipal Bonds - 2.3%
2,500,000	District of Columbia#	2.23%	08/01/2038	2,500,000
250,000	District of Columbia#	2.78%	08/01/2038	250,000
500,000	Public Finance Authority^	5.00%	09/01/2030	506,890
350,000	Washington State Housing Finance Commission^	4.00%	01/01/2024	351,610
5,000	Yamhill County Oregon Hospital Authority	3.50%	11/15/2020	5,005
Total Municipal Bonds (Cost $3,481,276)				3,613,505

Shares
Preferred Stocks - 0.6%
29,576	AGNC Investment Corp., Series C, 7.00% (Fixed until 10/15/2022, then 3 Month LIBOR USD + 5.11%)			575,253
10,000	Annaly Capital Management, Inc., Series G, 6.50% (Fixed until 03/31/2023, then 3 Month LIBOR USD + 4.17%)			175,100
7,648	Digital Realty Trust, Inc., 5.20%			176,287
Total Preferred Stocks (Cost $1,203,435)				926,640

Short-Term Investments - 4.2%
Money Market Funds - 4.2%
6,550,771	First American Government Obligations Fund - Class Z, 0.39%*			6,550,771
Total Short-Term Investments (Cost $6,550,771)				6,550,771
Total Investments - 98.5% (Cost $170,023,805)				155,272,265
Other Assets in Excess of Liabilities - 1.5%				2,372,855
NET ASSETS - 100.0%				$157,645,120

# Variable rate security. Rate disclosed is as of the date of this report.
^ Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.
PIK - Payment-in-kind security.  The issuer may make payments of interest in cash or by payment-in-kind.  A payment-in-kind occurs when the security holder receives additional par value of the security rather than cash.

~ Interest Only Security
* Annualized seven-day yield as of the date of this report.

Various inputs may be used to determine the value of the Fund's investments.  These inputs are summarized in three broad levels.  The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

Level 1 - Quoted prices in active markets for identical securities.
Level 2 - Evaluated price based on other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment spreads, credit risk, etc.).
Level 3 - Significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments).

As of the date of this report, the Fund's investments in preferred stocks and short-term investments, with a total market value of $7,477,411, were categorized as Level 1, while the Fund's investments in asset backed securities, corporate bonds & notes, mortgage backed securities and municipal bonds, with a total market value of $147,794,854, were categorized as Level 2.

The Fund's investments in futures contracts, with total unrealized depreciation of $(130,957), were valued using Level 1 inputs.

Futures Contracts - Short
The Brown Advisory Strategic Bond Fund had the following open short futures contracts as of the date of this report:
Issue	Contracts	Expiration Date	Notional Amount	Notional Value	Unrealized Appreciation (Depreciation)
U.S. Treasury 10-Year Ultra Note Futures	(70)	06/19/2020	$(10,791,230)	$(10,922,187)	$(130,957)
			$(10,791,230)	$(10,922,187)	$(130,957)

There is no variation margin due to or from the Fund as of the date of this report.